RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related parties
Related party transactions
Cash compensation - Salaries, short-term incentives, and other benefits	$ 9.1	$ 7.3
Long-term incentives, including share-based payments	8.7	9.3
Termination and post-retirement benefits		3.9
Total compensation paid to key management personnel	17.8	20.5
Puren
Related party transactions
Dividends received	$ 0.0	$ 0.0